Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-based Compensation
Schedule of total stock-based compensation expense recognized in connection with all share-based payment awards

	Year Ended December 31,			Period from December 22, 2008 (date of inception) to December 31,
	2011	2012	2013	2013
Research and development	$24	$605	$2,567	$3,242
General and administrative	—	$48	$1,218	$1,266

Total	$24	$653	$3,785	$4,508

Summary of stock option activity for employees and nonemployees

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	691,367	$0.46	8.8	$1,666
Granted	1,914,195	$9.94
Exercised(1)	(142,758)	$2.36
Forfeited	(52,282)	$1.73

Options outstanding at December 31, 2013	2,410,522	$7.85	9.3	$36,717

Options vested or expected to vest at December 31, 2013(2)	2,269,359	$8.10	9.3	$34,002

Options exercisable at December 31, 2013	317,804	$0.34	7.5	$7,177

(1)
Exercises include the issuance of 63,636 shares of non-vested restricted stock pursuant to the exercise of stock options prior to vesting. The Company has the right to repurchase the unvested shares under certain circumstances.

(2)
This represents the number of vested options, plus the number of unvested options that the Company estimated would vest, based on the unvested options as of the year ended December 31, 2013 as adjusted for the estimated forfeiture rate.

Schedule of assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model

	Years Ended December 31,
	2013	2012	2011
Volatility	85%-93%	79%-92%	78%-79%
Expected term (in years)	6.25-10	6.25-10	6.25-10
Risk-free interest rate	1.07%-3.01%	0.85%-1.76%	1.18%-2.62%
Dividend	0%	0%	0%

Summary of the status of the Company's non-vested restricted common shares

	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested at December 31, 2012	362,596	$0.04
Granted	—	—
Cancelled	—	—
Vested	(352,652)	0.04

Non-vested at December 31, 2013(1)	9,943	$0.26

(1)
Excludes 157,006 shares of non-vested restricted stock remaining from the early exercise of stock options as of December 31, 2013.